Distribution Date:	06/17/25	Wells Fargo Commercial Mortgage Trust 2014-LC18
Determination Date:	06/11/25
Next Distribution Date:	07/17/25
Record Date:	05/30/25	Wells Fargo Commercial Mortgage Trust 2014-LC18
Series 2014-LC18

Table of Contents			Contacts

Section	Pages	Role	Party and Contact Information

Certificate Distribution Detail	2	Depositor	Wells Fargo Commercial Mortgage Securities, Inc.

Certificate Factor Detail	3		Attention: A.J. Sfarra		cmbsnotices@wellsfargo.com

Certificate Interest Reconciliation Detail	4		30 Hudson Yards, 15th Floor | New York, NY 10001 | United States
		Master Servicer	Trimont LLC
Exchangeable Certificate Detail	5
			Attention: CMBS Servicing		trimont.commercial.servicing@cms.trimont.com
Additional Information	6
			550 S. Tryon Street, Suite 2400 | Charlotte, NC 28202 | United States

Bond / Collateral Reconciliation - Cash Flows	7	NCB Master Servicer & Co-	National Cooperative Bank, N.A.
Bond / Collateral Reconciliation - Balances	8	op Special Servicer

Current Mortgage Loan and Property Stratification	9-13		Tom Klump	(703) 302-8080	tklump@ncb.coop
			2011 Crystal Drive, Suite 800 | Arlington, VA 22202 | United States
Mortgage Loan Detail (Part 1)	14
		Special Servicer	Rialto Capital Advisors, LLC
Mortgage Loan Detail (Part 2)	15
			Niral Shah	(305) 485-2041	Niral.shah@rialtocapital.com

Principal Prepayment Detail	16		200 S. Biscayne Blvd., Suite 3550 | Miami, FL 33131 | United States

Historical Detail	17	Trust Advisor	Park Bridge Lender Services LLC

Delinquency Loan Detail	18		David Rodgers	(212) 230-9025

Collateral Stratification and Historical Detail	19		600 Third Avenue, 40th Floor | New York, NY 10016 | United States

Specially Serviced Loan Detail - Part 1	20	Certificate Administrator	Computershare Trust Company, N.A. as agent for Wells Fargo
			Bank, N.A.
Specially Serviced Loan Detail - Part 2	21		Corporate Trust Services (CMBS)		cctcmbsbondadmin@computershare.com;
Modified Loan Detail	22				trustadministrationgroup@computershare.com
			9062 Old Annapolis Road | Columbia, MD 21045 | United States
Historical Liquidated Loan Detail	23
		Trustee	Wilmington Trust, National Association
Historical Bond / Collateral Loss Reconciliation Detail	24
			Attention: CMBS Trustee	(302) 636-4140	CMBSTrustee@wilmingtontrust.com
Interest Shortfall Detail - Collateral Level	25
			1100 North Market Street | Wilmington, DE 19890 | United States
Supplemental Notes	26

This report is compiled by Computershare Trust Company, N.A. from information provided by third parties. Computershare Trust Company, N.A. has not independently confirmed the accuracy of the information.

Please visit www.ctslink.com for additional information and special notices. In addition, certificateholders may register online for email notification when special notices are posted. For information or assistance please call 866-846-4526.

© 2021 Computershare. All rights reserved. Confidential.	Page 1 of 26

				Certificate Distribution Detail

											Current	Original
		Pass-Through			Principal	Interest	Prepayment				Credit	Credit
Class (3)	CUSIP	Rate (2)	Original Balance Beginning Balance		Distribution	Distribution	Penalties	Realized Losses Total Distribution Ending Balance			Support¹ Support¹

A-1	94989AAQ8	1.437000%	57,464,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-2	94989AAR6	2.954000%	63,915,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-3	94989AAS4	3.271000%	61,343,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-4	94989AAT2	3.147000%	255,000,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-5	94989AAU9	3.405000%	273,256,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-SB	94989AAV7	3.244000%	85,961,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-S	94989AAW5	3.808000%	96,771,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	21.50%
B	94989AAZ8	3.959000%	48,386,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	17.25%
C	94989ABA2	4.193000%	37,001,000.00	33,926,892.15	434,905.22	118,546.22	0.00	0.00	553,451.44	33,491,986.93	81.50%	14.00%
D	94989AAA3	3.957000%	76,847,000.00	76,847,000.00	0.00	242,638.75	0.00	0.00	242,638.75	76,847,000.00	39.05%	7.25%
E	94989AAC9	2.840000%	29,885,000.00	29,885,000.00	0.00	0.00	0.00	0.00	0.00	29,885,000.00	22.54%	4.63%
F	94989AAE5	2.840000%	18,501,000.00	18,501,000.00	0.00	0.00	0.00	0.00	0.00	18,501,000.00	12.32%	3.00%
G	94989AAG0	2.840000%	34,154,364.00	22,295,677.11	0.00	0.00	0.00	0.00	0.00	22,295,677.11	0.00%	0.00%
V	94989ABE4	0.000000%	1.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
R	94989ABC8	0.000000%	1.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
Regular SubTotal			1,138,484,366.00	181,455,569.26	434,905.22	361,184.97	0.00	0.00	796,090.19	181,020,664.04

X-A	94989AAX3	4.588579%	893,710,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
X-B	94989AAY1	0.559299%	162,234,000.00	110,773,892.15	0.00	51,629.75	0.00	0.00	51,629.75	110,338,986.93
X-E	94989AAJ4	1.748579%	29,885,000.00	29,885,000.00	0.00	43,546.90	0.00	0.00	43,546.90	29,885,000.00
X-F	94989AAL9	1.748579%	18,501,000.00	18,501,000.00	0.00	26,958.71	0.00	0.00	26,958.71	18,501,000.00
X-G	94989AAN5	1.748579%	34,154,364.00	22,295,677.11	0.00	32,488.12	0.00	0.00	32,488.12	22,295,677.11
Notional SubTotal			1,138,484,364.00	181,455,569.26	0.00	154,623.48	0.00	0.00	154,623.48	181,020,664.04

Deal Distribution Total					434,905.22	515,808.45	0.00	0.00	950,713.67

(1)

Calculated by taking (A) the sum of the ending certificate balance of all classes in a series less (B) the sum of (i) the ending certificate balance of the designated class and (ii) the ending certificate balance of all classes which are not subordinate to the designated class and

	dividing the result by (A).
(2)

Pass-Through Rates with respect to any Class of Certificates on next month's Payment Date is expected to be the same as the current respective Pass-Through Rate, subject to any modifications on the underlying loans, any change in certificate or pool balance, any change in

	the underlying index (if and as applicable), and any other matters provided in the governing documents.
(3)

The balances of the Class A-S, Class B, Class C certificates represent the balance of their respective Regular Interest, as detailed in the Pooling and Servicing Agreement. A portion of these classes may be exchanged and held in Class PEX. For details on the current status and

	payments of Class PEX, see page 5.

© 2021 Computershare. All rights reserved. Confidential.											Page 2 of 26

				Certificate Factor Detail
						Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution	Interest Distribution	/ (Paybacks)	Shortfalls	Prepayment Penalties	Losses	Total Distribution	Ending Balance
Regular Certificates
A-1	94989AAQ8	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-2	94989AAR6	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-3	94989AAS4	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-4	94989AAT2	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-5	94989AAU9	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-SB	94989AAV7	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-S	94989AAW5	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
B	94989AAZ8	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
C	94989ABA2	916.91824951	11.75387746	3.20386530	0.00000000	0.00000000	0.00000000	0.00000000	14.95774276	905.16437204
D	94989AAA3	1,000.00000000	0.00000000	3.15742644	0.14007352	1.70570666	0.00000000	0.00000000	3.15742644	1,000.00000000
E	94989AAC9	1,000.00000000	0.00000000	0.00000000	2.36666656	7.10436774	0.00000000	0.00000000	0.00000000	1,000.00000000
F	94989AAE5	1,000.00000000	0.00000000	0.00000000	2.36666667	9.46666667	0.00000000	0.00000000	0.00000000	1,000.00000000
G	94989AAG0	652.79145909	0.00000000	0.00000000	1.54493991	59.83387072	0.00000000	0.00000000	0.00000000	652.79145909
V	94989ABE4	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
R	94989ABC8	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000

Notional Certificates
X-A	94989AAX3	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
X-B	94989AAY1	682.80318645	0.00000000	0.31824248	0.00000000	0.00000000	0.00000000	0.00000000	0.31824248	680.12245849
X-E	94989AAJ4	1,000.00000000	0.00000000	1.45714907	0.00000000	0.00000000	0.00000000	0.00000000	1.45714907	1,000.00000000
X-F	94989AAL9	1,000.00000000	0.00000000	1.45714880	0.00000000	0.00000000	0.00000000	0.00000000	1.45714880	1,000.00000000
X-G	94989AAN5	652.79145909	0.00000000	0.95121432	0.00000000	0.00000000	0.00000000	0.00000000	0.95121432	652.79145909

© 2021 Computershare. All rights reserved. Confidential.										Page 3 of 26

				Certificate Interest Reconciliation Detail

									Additional
				Accrued	Net Aggregate	Distributable	Interest		Interest
		Accrual	Prior Interest	Certificate	Prepayment	Certificate	Shortfalls /	Payback of Prior	Distribution	Interest	Cumulative
Class	Accrual Period	Days	Shortfalls	Interest	Interest Shortfall	Interest	(Paybacks)	Realized Losses	Amount	Distribution	Interest Shortfalls
A-1	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-2	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-3	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-4	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-5	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-SB	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
X-A	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
X-B	05/01/25 - 05/30/25	30	0.00	51,629.75	0.00	51,629.75	0.00	0.00	0.00	51,629.75	0.00
X-E	05/01/25 - 05/30/25	30	0.00	43,546.90	0.00	43,546.90	0.00	0.00	0.00	43,546.90	0.00
X-F	05/01/25 - 05/30/25	30	0.00	26,958.71	0.00	26,958.71	0.00	0.00	0.00	26,958.71	0.00
X-G	05/01/25 - 05/30/25	30	0.00	32,488.12	0.00	32,488.12	0.00	0.00	0.00	32,488.12	0.00
A-S	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
B	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
C	05/01/25 - 05/30/25	30	0.00	118,546.22	0.00	118,546.22	0.00	0.00	0.00	118,546.22	0.00
D	05/01/25 - 05/30/25	30	120,314.21	253,402.98	0.00	253,402.98	10,764.23	0.00	0.00	242,638.75	131,078.44
E	05/01/25 - 05/30/25	30	141,586.20	70,727.83	0.00	70,727.83	70,727.83	0.00	0.00	0.00	212,314.03
F	05/01/25 - 05/30/25	30	131,357.10	43,785.70	0.00	43,785.70	43,785.70	0.00	0.00	0.00	175,142.80
G	05/01/25 - 05/30/25	30	1,990,821.36	52,766.44	0.00	52,766.44	52,766.44	0.00	0.00	0.00	2,043,587.80
Totals			2,384,078.87	693,852.65	0.00	693,852.65	178,044.20	0.00	0.00	515,808.45	2,562,123.07

© 2021 Computershare. All rights reserved. Confidential.												Page 4 of 26

				Exchangeable Certificate Detail
		Pass-Through					Prepayment
Class	CUSIP	Rate	Original Balance	Beginning Balance Principal Distribution Interest Distribution			Penalties	Losses	Total Distribution	Ending Balance
Regular Interest
A-S (Cert)	94989AAW5	N/A	96,771,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-S (PEX)	NA	N/A	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00
B (Cert)	94989AAZ8	N/A	48,386,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
B (PEX)	NA	N/A	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00
C (Cert)	94989ABA2	4.193000%	37,001,000.00	33,926,892.15	434,905.22	118,546.22	0.00	0.00	553,451.44	33,491,986.93
C (PEX)	NA	N/A	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Regular Interest Total			182,158,000.03	33,926,892.15	434,905.22	118,546.22	0.00	0.00	553,451.44	33,491,986.93

Exchangeable Certificate Details
PEX	94989ABB0	N/A	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Exchangeable Certificates Total			0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00

© 2021 Computershare. All rights reserved. Confidential.										Page 5 of 26

	Additional Information
Total Available Distribution Amount (1)	950,713.67
(1) The Available Distribution Amount includes any Prepayment Premiums.

© 2021 Computershare. All rights reserved. Confidential.		Page 6 of 26

Bond / Collateral Reconciliation - Cash Flows

Total Funds Collected		Total Funds Distributed
Interest		Fees
Interest Paid or Advanced	700,386.24	Master Servicing Fee	5,355.08
Interest Reductions due to Nonrecoverability Determination	(66,182.89)	Certificate Administrator Fee	415.01
Interest Adjustments	0.00	Trustee Fee	210.00
Deferred Interest	0.00	CREFC® Intellectual Property Royalty License Fee	78.13
ARD Interest	0.00	Trust Advisor Fee	191.31
Net Prepayment Interest Excess / (Shortfall)	0.00
Extension Interest	0.00
Interest Reserve Withdrawal	0.00
Total Interest Collected	634,203.35	Total Fees	6,249.54

Principal		Expenses/Reimbursements
Scheduled Principal	279,487.53	Reimbursement for Interest on Advances	0.00
Unscheduled Principal Collections		ASER Amount	78,999.02
Principal Prepayments	0.00	Special Servicing Fees (Monthly)	31,368.61
Collection of Principal after Maturity Date	0.00	Special Servicing Fees (Liquidation)	0.00
Recoveries From Liquidations and Insurance Proceeds	0.00	Special Servicing Fees (Work Out)	1,777.73
Excess of Prior Principal Amounts Paid	0.00	Legal Fees	0.00
Curtailments	155,417.69	Rating Agency Expenses	0.00
Negative Amortization	0.00	Taxes Imposed on Trust Fund	0.00
Principal Adjustments	0.00	Non-Recoverable Advances	0.00
		Workout Delayed Reimbursement Amounts	0.00
		Other Expenses	0.00
Total Principal Collected	434,905.22	Total Expenses/Reimbursements	112,145.36

		Interest Reserve Deposit	0.00

Other		Payments to Certificateholders and Others
Prepayment Penalties / Yield Maintenance	0.00	Interest Distribution	515,808.45
Excess Liquidation Proceeds	0.00	Principal Distribution	434,905.22
Borrower Option Extension Fees	0.00	Prepayment Penalties / Yield Maintenance	0.00
		Borrower Option Extension Fees	0.00
Total Other Collected	0.00	Total Payments to Certificateholders and Others	950,713.67
Total Funds Collected	1,069,108.57	Total Funds Distributed	1,069,108.57

© 2021 Computershare. All rights reserved. Confidential.			Page 7 of 26

	Bond / Collateral Reconciliation - Balances

	Collateral Reconciliation		Certificate Reconciliation
		Total		Total
Beginning Scheduled Collateral Balance	181,455,569.26	181,455,569.26	Beginning Certificate Balance	181,455,569.26
(-) Scheduled Principal Collections	279,487.53	279,487.53	(-) Principal Distributions	434,905.22
(-) Unscheduled Principal Collections	155,417.69	155,417.69	(-) Realized Losses	0.00
(-) Principal Adjustments (Cash)	0.00	0.00	Realized Loss and Realized Loss Adjustments on Collateral	0.00
(-) Principal Adjustments (Non-Cash)	0.00	0.00	Current Period NRA¹	0.00
(-) Realized Losses from Collateral	0.00	0.00	Current Period WODRA¹	0.00
(-) Other Adjustments²	0.00	0.00	Principal Used to Pay Interest	0.00
			Non-Cash Principal Adjustments	0.00
Ending Scheduled Collateral Balance	181,020,664.04	181,020,664.04	Certificate Other Adjustments**	0.00
Beginning Actual Collateral Balance	182,994,782.26	182,994,782.26	Ending Certificate Balance	181,020,664.04
Ending Actual Collateral Balance	182,723,054.41	182,723,054.41

	NRA/WODRA Reconciliation		Under / Over Collateralization Reconciliation
	Non-Recoverable Advances (NRA) from	Workout Delayed Reimbursement of Advances
	Principal	(WODRA) from Principal	Beginning UC / (OC)	0.00
Beginning Cumulative Advances	2,232,043.10	0.00	UC / (OC) Change	0.00
Current Period Advances	0.00	0.00	Ending UC / (OC)	0.00
Ending Cumulative Advances	2,232,043.10	0.00	Net WAC Rate	4.59%
			UC / (OC) Interest	0.00
(1)	Current Period NRA and WODRA displayed will represent the portion applied as Realized Losses to the bonds.
(2)	Other Adjustments value will represent miscellaneous items that may impact the Scheduled Balance of the collateral.
**	A negative value for Certificate Other Adjustments represents the payback of prior Principal Shortfalls, if any.

© 2021 Computershare. All rights reserved. Confidential.				Page 8 of 26

			Current Mortgage Loan and Property Stratification

		Scheduled Balance							Debt Service Coverage Ratio¹
Scheduled	# Of	Scheduled	% Of			Weighted Avg	Debt Service Coverage	# Of	Scheduled	% Of			Weighted Avg
				WAM²	WAC						WAM²	WAC
Balance	Loans	Balance	Agg. Bal.			DSCR¹	Ratio	Loans	Balance	Agg. Bal.			DSCR¹
1,000,000 or less	0	0.00	0.00%	0	0.0000	0.000000	1.30 or less	3	62,712,527.14	34.64%	(5)	4.3759	0.756003
1,000,001 to 2,000,000	0	0.00	0.00%	0	0.0000	0.000000	1.31 to 1.40	1	29,393,505.08	16.24%	(6)	5.2090	1.400000
2,000,001 to 3,000,000	0	0.00	0.00%	0	0.0000	0.000000	1.41 to 1.50	0	0.00	0.00%	0	0.0000	0.000000
3,000,001 to 4,000,000	0	0.00	0.00%	0	0.0000	0.000000	1.51 to 1.60	0	0.00	0.00%	0	0.0000	0.000000
4,000,001 to 5,000,000	0	0.00	0.00%	0	0.0000	0.000000	1.61 to 1.70	0	0.00	0.00%	0	0.0000	0.000000
5,000,001 to 6,000,000	0	0.00	0.00%	0	0.0000	0.000000	1.71 to 1.80	1	28,037,417.96	15.49%	(7)	4.2820	1.740000
6,000,001 to 7,000,000	0	0.00	0.00%	0	0.0000	0.000000	1.81 to 1.90	2	44,384,178.29	24.52%	(6)	4.2118	1.835580
7,000,001 to 8,000,000	0	0.00	0.00%	0	0.0000	0.000000	1.91 to 2.00	1	16,493,035.57	9.11%	(6)	4.6600	1.980000
8,000,001 to 9,000,000	0	0.00	0.00%	0	0.0000	0.000000	2.01 to 2.25	0	0.00	0.00%	0	0.0000	0.000000
9,000,001 to 10,000,000	0	0.00	0.00%	0	0.0000	0.000000	2.26 to 2.50	0	0.00	0.00%	0	0.0000	0.000000
10,000,001 to 15,000,000	2	23,886,189.13	13.20%	(6)	4.7585	1.166222	2.51 to 2.75	0	0.00	0.00%	0	0.0000	0.000000
15,000,001 to 20,000,000	2	32,523,029.94	17.97%	(6)	4.5959	1.314610	2.76 to 3.00	0	0.00	0.00%	0	0.0000	0.000000
20,000,001 to 30,000,000	2	57,430,923.04	31.73%	(6)	4.7564	1.565986	3.01 to 3.50	0	0.00	0.00%	0	0.0000	0.000000
30,000,001 to 80,000,000	2	67,180,521.93	37.11%	(5)	4.0947	1.353459	3.51 to 4.00	0	0.00	0.00%	0	0.0000	0.000000
80,000,001 or greater	0	0.00	0.00%	0	0.0000	0.000000	4.01 or greater	0	0.00	0.00%	0	0.0000	0.000000
Totals	8	181,020,664.04	100.00%	(6)	4.4823	1.389199	Totals	8	181,020,664.04	100.00%	(6)	4.4823	1.389199
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.													Page 9 of 26

			Current Mortgage Loan and Property Stratification

			State³
									Property Type³

	# Of	Scheduled	% Of			Weighted Avg
State				WAM²	WAC			# Of	Scheduled	% Of			Weighted Avg
	Properties	Balance	Agg. Bal.			DSCR¹	Property Type				WAM²	WAC
								Properties	Balance	Agg. Bal.			DSCR¹

California	1	32,000,000.00	17.68%	(6)	3.9900	1.830000
							Lodging	2	48,029,994.37	26.53%	(6)	4.1702	1.429500
Colorado	1	28,037,417.96	15.49%	(7)	4.2820	1.740000
							Office	3	81,067,062.58	44.78%	(6)	4.6551	1.309696
Kansas	1	16,493,035.57	9.11%	(6)	4.6600	1.980000
							Retail	3	51,923,607.09	28.68%	(6)	4.5012	1.476047
Michigan	1	29,393,505.08	16.24%	(6)	5.2090	1.400000
							Totals	8	181,020,664.04	100.00%	(6)	4.4823	1.389199
New York	1	12,384,178.29	6.84%	(6)	4.7850	1.850000

Texas	1	16,029,994.37	8.86%	(6)	4.5300	0.630000

Virginia	1	35,180,521.93	19.43%	(5)	4.1900	0.920000

Wisconsin	1	11,502,010.84	6.35%	(5)	4.7300	0.430000

Totals	8	181,020,664.04	100.00%	(6)	4.4823	1.389199

Note: Please refer to footnotes on the next page of the report.

© 2021 Computershare. All rights reserved. Confidential.													Page 10 of 26

				Current Mortgage Loan and Property Stratification

			Note Rate							Seasoning
		# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
	Note Rate				WAM²	WAC		Seasoning				WAM²	WAC
		Loans	Balance	Agg. Bal.			DSCR¹		Loans	Balance	Agg. Bal.			DSCR¹
	3.750% or less	0	0.00	0.00%	0	0.0000	0.000000	12 months or less	0	0.00	0.00%	0	0.0000	0.000000
	3.751% to 4.000%	1	32,000,000.00	17.68%	(6)	3.9900	1.830000	13 months to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	4.001% to 4.250%	1	35,180,521.93	19.43%	(5)	4.1900	0.920000	25 months to 36 months	0	0.00	0.00%	0	0.0000	0.000000
	4.251% to 4.500%	1	28,037,417.96	15.49%	(7)	4.2820	1.740000	37 months to 48 months	0	0.00	0.00%	0	0.0000	0.000000
	4.501% to 4.750%	3	44,025,040.78	24.32%	(6)	4.6310	1.083496	49 months or greater	8	181,020,664.04	100.00%	(6)	4.4823	1.389199
	4.751% to 5.000%	1	12,384,178.29	6.84%	(6)	4.7850	1.850000	Totals	8	181,020,664.04	100.00%	(6)	4.4823	1.389199
	5.001% to 5.250%	1	29,393,505.08	16.24%	(6)	5.2090	1.400000
	5.251% or greater	0	0.00	0.00%	0	0.0000	0.000000
	Totals	8	181,020,664.04	100.00%	(6)	4.4823	1.389199
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 11 of 26

				Current Mortgage Loan and Property Stratification

		Anticipated Remaining Term (ARD and Balloon Loans)							Remaining Amortization Term (ARD and Balloon Loans)
	Anticipated	# Of	Scheduled	% Of			Weighted Avg	Remaining	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Remaining Term	Loans	Balance	Agg. Bal.			DSCR¹	Amortization Term	Loans	Balance	Agg. Bal.			DSCR¹
	60 months or less	8	181,020,664.04	100.00%	(6)	4.4823	1.389199	Interest Only	2	44,384,178.29	24.52%	(6)	4.2118	1.835580
61 months to 84 months		0	0.00	0.00%	0	0.0000	0.000000	180 months or less	1	16,493,035.57	9.11%	(6)	4.6600	1.980000
	85 months or greater	0	0.00	0.00%	0	0.0000	0.000000	181 months to 240 months	5	120,143,450.18	66.37%	(6)	4.5578	1.143191
	Totals	8	181,020,664.04	100.00%	(6)	4.4823	1.389199	241 months to 300 months	0	0.00	0.00%	0	0.0000	0.000000
								301 months to 420 months	0	0.00	0.00%	0	0.0000	0.000000
								421 months or greater	0	0.00	0.00%	0	0.0000	0.000000
								Totals	8	181,020,664.04	100.00%	(6)	4.4823	1.389199
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 12 of 26

				Current Mortgage Loan and Property Stratification

			Age of Most Recent NOI						Remaining Stated Term (Fully Amortizing Loans)
	Age of Most	# Of	Scheduled	% Of			Weighted Avg	Age of Most	# Of	Scheduled	% Of	Weighted Avg
					WAM²	WAC					WAM²	WAC
	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹	Recent NOI	Loans	Balance	Agg. Bal.	DSCR¹
	12 months or less	6	148,497,634.10	82.03%	(6)	4.4574	1.405535			No outstanding loans in this group
	13 months to 24 months	2	32,523,029.94	17.97%	(6)	4.5959	1.314610
	25 months or greater	0	0.00	0.00%	0	0.0000	0.000000
	Totals	8	181,020,664.04	100.00%	(6)	4.4823	1.389199
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.												Page 13 of 26

						Mortgage Loan Detail (Part 1)

					Interest						Original	Adjusted	Beginning	Ending	Paid
		Prop			Accrual	Gross	Scheduled	Scheduled	Principal Anticipated Maturity			Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	Type	City	State	Type	Rate	Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
4	440000457	OF	Falls Church	VA	Actual/360	4.190%	127,161.77	63,327.37	0.00	N/A	01/01/25	--	35,243,849.30	35,180,521.93	12/01/24
6	440000444	RT	Lakewood	CO	Actual/360	4.282%	104,106.63	196,589.98	0.00	N/A	11/01/24	11/01/26	28,234,007.94	28,037,417.96	06/01/25
7	303050007	OF	Southfield	MI	Actual/360	5.209%	132,140.26	65,740.47	0.00	N/A	12/06/24	--	29,459,245.55	29,393,505.08	04/06/25
8	303050008	LO	Cupertino	CA	Actual/360	3.990%	109,946.67	0.00	0.00	N/A	12/01/24	--	32,000,000.00	32,000,000.00	06/01/25
13	28000591	OF	Overland Park	KS	Actual/360	4.660%	0.00	0.00	0.00	N/A	12/06/24	--	16,493,035.57	16,493,035.57	10/06/23
16	310926091	LO	Austin	TX	Actual/360	4.530%	62,662.76	33,946.43	0.00	N/A	12/11/24	--	16,063,940.80	16,029,994.37	01/11/25
25	303050025	RT	Ashwaubenon	WI	Actual/360	4.730%	46,961.03	27,670.43	0.00	N/A	01/01/25	07/01/25	11,529,681.27	11,502,010.84	06/01/25
28	28000545	RT	Bellport	NY	Actual/360	4.785%	51,224.23	47,630.54	0.00	12/06/24	12/06/44	--	12,431,808.83	12,384,178.29	06/06/25
Totals							634,203.35	434,905.22	0.00				181,455,569.26	181,020,664.04
1 Property Type Codes
HC - Health Care		MU - Mixed Use		WH - Warehouse		MF - Multi-Family
SS - Self Storage		LO - Lodging		RT - Retail		SF - Single Family Rental
98 - Other		IN - Industrial		OF - Office		MH - Mobile Home Park
SE - Securities		CH - Cooperative Housing		ZZ - Missing Information/Undefined

© 2021 Computershare. All rights reserved. Confidential.															Page 14 of 26

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
4	4,967,637.34	1,712,455.97	01/01/24	09/30/24	03/11/25	22,000,189.67	234,448.69	110,702.57	904,905.77	0.00	0.00
6	15,752,267.00	3,751,969.25	01/01/25	03/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00
7	3,813,524.00	0.00	--	--	--	0.00	0.00	196,207.73	392,754.00	0.00	0.00
8	2,745,907.81	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
13	3,264,191.03	1,671,947.00	01/01/23	06/30/23	06/11/25	5,515,272.89	279,952.40	0.00	0.00	0.00	0.00
16	209,228.40	0.00	--	--	01/13/25	841,448.26	0.00	96,250.23	481,692.42	0.00	0.00
25	511,232.00	0.00	--	--	--	0.00	36,093.20	0.00	0.00	0.00	0.00
28	0.00	573,404.86	01/01/24	06/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
Totals	31,263,987.58	7,709,777.08				28,356,910.82	550,494.29	403,160.53	1,779,352.19	0.00	0.00

© 2021 Computershare. All rights reserved. Confidential.													Page 15 of 26

		Principal Prepayment Detail
			Unscheduled Principal	Prepayment Penalties
Pros ID	Loan Number	Amount	Prepayment / Liquidation Code	Prepayment Premium Amount	Yield Maintenance Amount
6	440000444	122,923.19	Partial Liquidation (Curtailment)	0.00	0.00
28	28000545	32,494.50	Partial Liquidation (Curtailment)	0.00	0.00
Totals		155,417.69		0.00	0.00
Note: Principal Prepayment Amount listed here may include Principal Adjustment Amounts on the loan in addition to the Unscheduled Principal Amount.

© 2021 Computershare. All rights reserved. Confidential.					Page 16 of 26

								Historical Detail

						Delinquencies¹								Prepayments			Rate and Maturities
		30-59 Days		60-89 Days		90 Days or More		Foreclosure		REO		Modifications		Curtailments		Payoff	Next Weighted Avg.
Distribution
	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Amount	#	Amount	Coupon	Remit	WAM¹
Date
06/17/25	0	0.00	0	0.00	0	0.00	1	16,493,035.57	1	16,029,994.37	0	0.00	2	155,417.69	0	0.00	4.482304%	4.246295%	(6)
05/16/25	0	0.00	0	0.00	0	0.00	0	0.00	1	16,063,940.80	1	28,234,007.94	2	203,156.16	1	6,546,851.89	4.482374%	4.207688%	(5)
04/17/25	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	2	576,873.42	1	4,146,915.09	4.483008%	4.208319%	(4)
03/17/25	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	2	2,014,756.64	0	0.00	4.487296%	4.212621%	(3)
02/18/25	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	1	32,671.86	0	0.00	4.510632%	4.251296%	(2)
01/17/25	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	2	43,645,281.65	1	32,683.14	0	0.00	4.510878%	4.251583%	(1)
12/17/24	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3	14,290,316.05	4.516778%	4.314407%	0
11/18/24	0	0.00	0	0.00	1	16,676,522.98	0	0.00	0	0.00	0	0.00	0	0.00	8	74,279,839.04	4.437469%	4.334017%	1
10/18/24	0	0.00	0	0.00	1	16,736,477.64	0	0.00	0	0.00	0	0.00	0	0.00	4	14,989,510.46	4.460157%	4.379524%	2
09/17/24	0	0.00	0	0.00	1	16,798,358.44	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.459649%	4.385762%	3
08/16/24	0	0.00	0	0.00	1	16,857,826.16	0	0.00	0	0.00	0	0.00	0	0.00	2	22,145,888.28	4.435677%	4.375567%	4
07/17/24	0	0.00	0	0.00	1	16,917,056.20	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.430445%	4.372607%	5
Note: Foreclosure and REO Totals are included in the delinquencies aging categories.

© 2021 Computershare. All rights reserved. Confidential.																		Page 17 of 26

Delinquency Loan Detail

		Paid		Mortgage			Outstanding		Servicing	Resolution
		Through	Months	Loan	Current P&I	Outstanding P&I	Servicer	Actual Principal	Transfer	Strategy	Bankruptcy	Foreclosure
Pros ID	Loan ID	Date	Delinquent	Status¹	Advances	Advances	Advances	Balance	Date	Code²	Date	Date	REO Date
4	440000457	12/01/24	5	5	110,702.57	904,905.77	0.00	35,573,368.49	01/10/25	13
7	303050007	04/06/25	1	5	196,207.73	392,754.00	13,174.32	29,528,946.05	10/29/24	13
13	28000591	10/06/23	19	5	0.00	0.00	0.00	17,450,461.39	06/15/23	2		12/02/24
16	310926091	01/11/25	4	5	96,250.23	481,692.42	56,894.94	16,206,465.18	05/21/20	7			05/06/25
Totals					403,160.53	1,779,352.19	70,069.26	98,759,241.11
1 Mortgage Loan Status							2 Resolution Strategy Code
A - Payment Not Received But Still in Grace Period 0 - Current				4 - Performing Matured Balloon			1 - Modification		6 - DPO		10 - Deed in Lieu of Foreclosures
B - Late Payment But Less Than 30 days			1 - 30-59 Days Delinquent	5 - Non Performing Matured Balloon			2 - Foreclosure		7 - REO		11- Full Payoff
Delinquent							3 - Bankruptcy		8 - Resolved		12 - Reps and Warranties
			2 - 60-89 Days Delinquent	6 - 121+ Days Delinquent
							4 - Extension		9 - Pending Return to Master Servicer		13 -	TBD
3 - 90-120 Days Delinquent
							5 - Note Sale		98 - Other

© 2021 Computershare. All rights reserved. Confidential.													Page 18 of 26

				Collateral Stratification and Historical Detail
Maturity Dates and Loan Status¹

		Total	Performing	Non-Performing	REO/Foreclosure

Past Maturity		129,097,057	32,000,000	64,574,027		32,523,030
0 - 6 Months		11,502,011	11,502,011	0		0
7 - 12 Months		0	0	0		0
13 - 24 Months		28,037,418	28,037,418	0		0
25 - 36 Months		0	0	0		0
37 - 48 Months		0	0	0		0
49 - 60 Months		0	0	0		0
> 60 Months		12,384,178	12,384,178	0		0

Historical Delinquency Information

	Total	Current	30-59 Days	60-89 Days	90+ Days	REO/Foreclosure

Jun-25	181,020,664	83,923,607	29,393,505	0	35,180,522	32,523,030
May-25	181,455,569	84,195,498	29,459,246	0	51,736,885	16,063,941
Apr-25	188,519,731	84,525,418	0	36,090,460	67,903,853	0
Mar-25	193,540,740	85,214,942	0	0	108,325,798	0
Feb-25	211,397,777	109,444,324	0	0	101,953,453	0
Jan-25	211,813,712	109,630,288	0	0	102,183,424	0
Dec-24	230,245,952	156,788,052	0	0	73,457,900	0
Nov-24	510,074,630	493,398,107	0	0	16,676,523	0
Oct-24	645,704,549	628,968,071	0	0	16,736,478	0
Sep-24	685,002,361	668,204,003	0	0	16,798,358	0
Aug-24	731,997,184	715,139,358	0	0	16,857,826	0
Jul-24	785,362,795	768,445,739	0	0	16,917,056	0
(1) Maturity dates used in this chart are based on the dates provided by the Master Servicer in the Loan Periodic File.

© 2021 Computershare. All rights reserved. Confidential.							Page 19 of 26

			Specially Serviced Loan Detail - Part 1
		Ending Scheduled				Net Operating				Remaining
Pros ID	Loan ID	Balance	Actual Balance	Appraisal Value	Appraisal Date	Income	DSCR	DSCR Date	Maturity Date	Amort Term
4	440000457	35,180,521.93	35,573,368.49	10,500,000.00	02/26/25	1,574,643.47	0.92000	09/30/24	01/01/25	233
7	303050007	29,393,505.08	29,528,946.05	44,500,000.00	02/04/25	3,331,477.84	1.40000	12/31/24	12/06/24	233
8	303050008	32,000,000.00	32,000,000.00	36,000,000.00	12/12/24	2,371,546.81	1.83000	12/31/24	12/01/24	I/O
13	28000591	16,493,035.57	17,450,461.39	9,300,000.00	05/08/25	1,512,777.50	1.98000	06/30/23	12/06/24	173
16	310926091	16,029,994.37	16,206,465.18	16,500,000.00	01/13/25	730,916.39	0.63000	12/31/23	12/11/24	233
25	303050025	11,502,010.84	11,542,217.05	12,100,000.00	03/11/25	385,838.00	0.43000	12/31/24	01/01/25	233
Totals		140,599,067.79	142,301,458.16	128,900,000.00		9,907,200.01

© 2021 Computershare. All rights reserved. Confidential.										Page 20 of 26

					Specially Serviced Loan Detail - Part 2
				Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²		Special Servicing Comments
4	440000457	OF	VA	01/10/25	13

Loan transferred due to maturity default. Special Servicer is evaluating all options. Borrower has expressed interest to negotiate a loan maturity extension. Special Servicer is evaluating all options.

7	303050007	OF	MI	10/29/24	13

The Loan transferred to Special Servicing on 10/29/2024. The loan matured on 12/6/2024. A PNL has been executed. Lender is reviewing due diligence items submitted by the Borrower. Borrower and Lender are exchanging proposals.

8	303050008	LO	CA	03/07/24	4

The Loan transferred to Special Servicing for Imminent Monetary Default ahead of the 12/1/2024 maturity date. A Hello Letter was sent and a PNL was executed. Borrower requested an extension and a Forbearance Agreement was executed in

	12/2024.

13	28000591	OF	KS	06/15/23	2

The Loan transferred for Imminent Monetary Default at Borrowers request as a result of sole tenant lease expiration in 3/2024 and intent to vacate at expiration. Tenant filed BK in Q3 2023 and vacated. An updated Notice of Default was sent in

	11/2024. Special Servicer is pursuing foreclosure and appointment of a receiver which is expected by 6/30/2025.

16	310926091	LO	TX	05/21/20	7

Loan transferred to Special Servicing due to a payment default. Borrower and Special Servicer executed a forbearance agreement deferring certain Loan payments. Borrower has fully repaid back all deferred payments and has fully complied with all requirements under the forbearance agreement. Loan remained in SS due to low property performance and matured in December 2024. In February, Borrower expressed its intention to surrender the property and transfer ownership to

	the Special Servicer. Foreclosure occur red on May 6, 2025. Special Servicer is evaluating exit strategies.

25	303050025	RT	WI	10/09/24	4

The Note was previously assumed by a new borrower in April 2022 and the Loan was returned to the Master Servicer effective 10/24/2022. Loan transferred back to Special Servicing in 10/2024 and Borrower requested an extension of the

	maturity date which was approved and closed in 12/2024.

1 Property Type Codes						2 Resolution Strategy Code
HC - Health Care			MU - Mixed Use		WH - Warehouse	1 - Modification	6 - DPO	10 - Deed in Lieu of Foreclosures
MF - Multi-Family			SS - Self Storage		LO - Lodging	2 - Foreclosure	7 - REO	11- Full Payoff
RT - Retail			SF - Single Family Rental		98 - Other	3 - Bankruptcy	8 - Resolved	12 - Reps and Warranties
IN - Industrial			OF - Office		MH - Mobile Home Park	4 - Extension	9 - Pending Return to Master Servicer	13 - TBD
SE - Securities			CH - Cooperative Housing		ZZ - Missing Information/Undefined	5 - Note Sale	98 - Other

© 2021 Computershare. All rights reserved. Confidential.								Page 21 of 26

				Modified Loan Detail
		Pre-Modification		Post-Modification				Modification	Modification
						Modification	Modification Booking	Closing	Effective
		Balance	Rate	Balance	Rate
Pros ID	Loan Number					Code¹	Date	Date	Date
5	310925966	38,053,977.93	4.42000%	34,231,322.16	4.42000%	10	08/18/20	07/01/20	10/13/20
5	310925966	0.00	4.42000%	0.00	4.42000%	1	04/15/22	12/01/21	10/13/20
8	303050008	0.00	3.99000%	0.00	3.99000%	10	12/30/24	12/30/24	--
16	310926091	0.00	4.53000%	0.00	4.53000%	10	10/29/21	04/11/20	--
25	303050025	0.00	4.73000%	0.00	4.73000%	1	12/19/24	12/19/24	--
26	28000580	0.00	4.65000%	0.00	4.65000%	10	10/29/21	09/06/21	--
Totals		38,053,977.93		34,231,322.16
1 Modification Codes
1 - Maturity Date Extension		5 - Temporary Rate Reduction	8 - Other
2 - Amortization Change		6 - Capitalization on Interest	9 - Combination
3 - Principal Write-Off		7 - Capitalization on Taxes	10 - Forbearance
Note: Please refer to Servicer Reports for modification comments.

© 2021 Computershare. All rights reserved. Confidential.									Page 22 of 26

					Historical Liquidated Loan Detail

			Loan		Gross Sales					Current		Loss to Loan	Percent of
			Beginning	Most Recent	Proceeds or	Fees,	Net Proceeds	Net Proceeds		Period	Cumulative	with	Original
	Loan		Scheduled	Appraised	Other	Advances,	Received on	Available for	Realized Loss	Adjustment to	Adjustment to	Cumulative	Loan
Pros ID¹	Number	Dist.Date	Balance	Value or BPO	Proceeds	and Expenses	Liquidation	Distribution	to Loan	Loan	Loan	Adjustment	Balance
9	310923128	08/17/22	23,775,820.60	44,300,000.00	24,975,912.20	1,200,091.60	24,975,912.20	23,775,820.60	0.00	0.00	0.00	0.00	0.00%
26	28000580	01/17/25	12,017,947.63	17,200,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%
27	28000578	11/18/22	7,478,819.18	5,990,000.00	6,048,380.33	2,812,960.06	6,048,380.33	3,235,420.27	4,243,398.91	0.00	398,603.63	3,844,795.28	29.57%
33	28000557	11/18/24	8,939,823.22	14,885,000.00	9,195,670.24	254,605.38	9,195,670.24	8,941,064.86	0.00	0.00	0.00	0.00	0.00%
35	440000452	06/17/21	9,418,027.96	15,300,000.00	6,422,593.22	471,109.45	6,422,593.22	5,951,483.77	3,466,544.19	0.00	12,513.46	3,454,030.73	32.58%
40	28000553	02/18/21	9,157,787.18	10,800,000.00	10,707,454.48	4,301,442.87	10,707,454.48	6,406,011.61	2,751,775.57	0.00	423,957.65	2,327,817.92	23.27%
50	28000570	05/16/25	6,561,514.32	12,900,000.00	6,863,405.90	174,114.08	6,863,405.90	6,689,291.82	0.00	0.00	0.00	0.00	0.00%
63	28000585	04/17/25	4,156,026.62	7,700,000.00	4,296,481.63	72,943.77	4,296,481.63	4,223,537.86	0.00	0.00	0.00	0.00	0.00%
98	470092030	02/18/20	993,079.61	20,000,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%
Current Period Totals			0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Cumulative Totals			82,498,846.32	149,075,000.00	68,509,898.00	9,287,267.21	68,509,898.00	59,222,630.79	10,461,718.67	0.00	835,074.74	9,626,643.93

Note: Fees, Advances and Expenses also include outstanding P & I advances and unpaid fees (servicing, trustee, etc.).

© 2021 Computershare. All rights reserved. Confidential.													Page 23 of 26

				Historical Bond / Collateral Loss Reconciliation Detail
			Certificate	Reimb of Prior
			Interest Paid	Realized Losses		Loss Covered by					Total Loss
			from Collateral	from Collateral	Aggregate	Credit	Loss Applied to	Loss Applied to	Non-Cash	Realized Losses	Applied to
	Loan	Distribution	Principal	Interest	Realized Loss to	Support/Deal	Certificate	Certificate	Principal	from	Certificate
Pros ID	Number	Date	Collections	Collections	Loan	Structure	Interest Payment	Balance	Adjustment	NRA/WODRA	Balance
9	310923128	08/17/22	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
26	28000580	01/27/25	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
27	28000578	07/17/23	0.00	0.00	3,844,795.28	0.00	0.00	(174,290.35)	0.00	0.00	3,844,795.28
		06/16/23	0.00	0.00	4,019,085.63	0.00	0.00	(224,313.28)	0.00	0.00
		11/18/22	0.00	0.00	4,243,398.91	0.00	0.00	4,243,398.91	0.00	0.00
33	28000557	11/18/24	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
35	440000452	06/16/23	0.00	0.00	3,454,030.73	0.00	0.00	(12,513.46)	0.00	0.00	3,454,030.73
		06/17/21	0.00	0.00	3,466,544.19	0.00	0.00	3,466,544.19	0.00	0.00
40	28000553	04/17/23	0.00	0.00	2,327,817.92	0.00	0.00	(367,657.65)	0.00	0.00	2,327,817.92
		03/17/21	0.00	0.00	2,695,475.57	0.00	0.00	(56,300.00)	0.00	0.00
		02/18/21	0.00	0.00	2,751,775.57	0.00	0.00	2,751,775.57	0.00	0.00
50	28000570	05/16/25	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
63	28000585	04/17/25	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
98	470092030	02/25/20	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Current Period Totals			0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Cumulative Totals			0.00	0.00	9,626,643.93	0.00	0.00	9,626,643.93	0.00	0.00	9,626,643.93

© 2021 Computershare. All rights reserved. Confidential.											Page 24 of 26

			Interest Shortfall Detail - Collateral Level

			Special Servicing Fees									Modified
		Deferred						Non-		Reimbursement of	Other	Interest
	Interest	Interest						Recoverable	Interest on	Advances from	Shortfalls /	Reduction /
Pros ID	Adjustments	Collected	Monthly	Liquidation	Work Out	ASER	PPIS / (PPIE)	Interest	Advances	Interest	(Refunds)	(Excess)
4	0.00	0.00	7,587.22	0.00	0.00	78,999.02	0.00	0.00	0.00	0.00	0.00	0.00
6	0.00	0.00	0.00	0.00	1,777.73	0.00	0.00	0.00	0.00	0.00	0.00	0.00
7	0.00	0.00	6,341.92	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
8	0.00	0.00	6,888.89	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
13	0.00	0.00	3,550.58	0.00	0.00	0.00	0.00	66,182.89	0.00	0.00	0.00	0.00
16	0.00	0.00	3,500.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
25	0.00	0.00	3,500.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Total	0.00	0.00	31,368.61	0.00	1,777.73	78,999.02	0.00	66,182.89	0.00	0.00	0.00	0.00
Note: Interest Adjustments listed for each loan do not include amounts that were used to adjust the Weighted Average Net Rate of the mortgage loans.									Collateral Shortfall Total		178,328.25

© 2021 Computershare. All rights reserved. Confidential.												Page 25 of 26

Supplemental Notes
None

© 2021 Computershare. All rights reserved. Confidential.		Page 26 of 26